Segment information - Assets (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Segment Reporting [Line Items]
Total consolidated	$ 63	$ 514	$ 543	$ 1,909
Operating Segments | High-Pressure Controls
Segment Reporting [Line Items]
Total consolidated	63	514	543	1,893
Corporate
Segment Reporting [Line Items]
Total consolidated	$ 0	$ 0	$ 0	$ 16